UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                        Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended  December 31, 2009

  Check here if Amendment [       ];    Amendment Number:

  This amendment (Check only one) :  [     ] is a restatement
  [       ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:        The Adams Express Company
  Address:     7 St. Paul Street, Suite 1140
               Baltimore, MD  21202

  Form 13F File Number:   28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are considered integral parts of this form.


  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title:     Assistant Treasurer
  Phone:     (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          February 16, 2010

   [Signature]             [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a protion are reported by other reporting manager(s).)



                           Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:      0

  Form 13F Information Table Entry Total: 77

  Form 13F Information Table Value Total: $996,944
                                          (in thousands)

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NONE


    COLUMN 1           COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6 COLUMN 7 COLUMN 8
    NAME OF ISSUER     TITLE OF CLASS    CUSIP       VALUE IN   SHARES/  SH/ PUT/ INV      OTHER    VOTING
                                                       000's    PRN AMT  PRN CALL DISCRETN MANAGER  AUTHORITY
                                                                                                   SOLE SHARED NONE
                                                                                                  >C>
  ABBOTT LABORATORIES     COM             002824100  17,277    320,000  SH        SOLE             320,000
  APPLE INC.              COM             037833100  15,815     75,000  SH        SOLE              75,000
  AT&T CORP.              COM             00206R102  11,212    400,000  SH        SOLE             400,000
  AUTOMATIC DATA PROCES   COM             053015103  12,846    300,000  SH        SOLE             300,000
  AVON PRODUCTS, INC.     COM             054303102  10,225    324,600  SH        SOLE             324,600
  BANK OF AMERICA CORP.   COM             060505104  17,093   1,135,000 SH        SOLE           1,135,000
  BANK OF AMERICA CORP.   UNIT 99/99/9999 060505419  746        50,000  SH        SOLE              50,000
  BANK OF NEW YORK MELL   COM             064058100  11,294    403,775  SH        SOLE             403,775
  BRISTOL-MYERS SQUIBB    COM             110122108  4,016     159,061  SH        SOLE             159,061
  BROADCOM CORP.          COM             111320107  12,580    400,000  SH        SOLE             400,000
  BUNGE LTD.              COM             G16962105  10,213    160,000  SH        SOLE             160,000
  CAPITAL ONE FINANCIAL   COM             14040H105  8,051     210,000  SH        SOLE             210,000
  CHEVRON CORP.           COM             166764100  15,398    200,000  SH        SOLE             200,000
  CINTAS CORP.            COM             172908105  7,815     300,000  SH        SOLE             300,000
  CISCO SYSTEMS, INC.     COM             17275R102  20,349    850,000  SH        SOLE             850,000
  CLIFFS NATURAL RESOURCESCOM             18683K101  1,217      26,400  SH        SOLE              26,400
  COCA-COLA CO.           COM             191216100  14,250    250,000  SH        SOLE             250,000
  CONOCOPHILLIPS          COM             20825C104  5,107     100,000  SH        SOLE             100,000
  CONSOL ENERGY INC.      COM             20854P109  9,960     200,000  SH        SOLE             200,000
  CURTISS-WRIGHT CORP.    COM             231561101  11,275    360,000  SH        SOLE             360,000
  CVS/CAREMARK CORP.      COM             126650100  9,180     285,000  SH        SOLE             285,000
  DEAN FOODS CO.          COM             242370104  7,667     425,000  SH        SOLE             425,000
  DEL MONTE FOODS CO.     COM             24522P103  11,340   1,000,000 SH        SOLE           1,000,000
  DELL INC.               COM             24702R101  4,093     285,000  SH        SOLE             285,000
  EMERSON ELECTRIC CO.    COM             291011104  12,780    300,000  SH        SOLE             300,000
  EXXON MOBIL CORP.       COM             30231G102  14,661    215,000  SH        SOLE             215,000
  FREEPORT-MCMORAN COPP   COM             35671D857  8,832     110,000  SH        SOLE             110,000
  GENERAL ELECTRIC CO.    COM             369604103  22,513   1,488,000 SH        SOLE           1,488,000
  GILEAD SCIENCES INC.    COM             375558103  8,656     200,000  SH        SOLE             200,000
  GOOGLE INC.             COM             38259P508  12,400     20,000  SH        SOLE              20,000
  HALLIBURTON CO.         COM             406216101  9,027     300,000  SH        SOLE             300,000
  HANSEN NATURAL CORP.    COM             411310105  9,984     260,000  SH        SOLE             260,000
  HARSCO CORP.            COM             415864107  9,991     310,000  SH        SOLE             310,000
  HOSPIRA INC.            COM             441060100  11,475    225,000  SH        SOLE             225,000
  ILLINOIS TOOL WKS INC   COM             452308109  11,998    250,000  SH        SOLE             250,000
  INTEL CORP.             COM             458140100  17,136    840,000  SH        SOLE             840,000
  JOHNSON & JOHNSON       COM             478160104  16,425    255,000  SH        SOLE             255,000
  JPMORGAN CHASE & CO.    COM             46625H100  18,752    450,000  SH        SOLE             450,000
  LOWE'S COMPANIES, INC   COM             548661107  14,034    600,000  SH        SOLE             600,000
  MASCO CORP.             COM             574599106  6,215     450,000  SH        SOLE             450,000
  MCDONALD'S CORP.        COM             580135101  15,610    250,000  SH        SOLE             250,000
  MDU RES GROUP INC.      COM             552690109  13,275    562,500  SH        SOLE             562,500
  MEAD JOHNSON NUTRITION  COM CL A        582839106  5,130     117,383  SH        SOLE             117,383
  MEDTRONIC, INC.         COM             585055106  15,393    350,000  SH        SOLE             350,000
  MICROSOFT CORP.         COM             594918104  35,978   1,180,000 SH        SOLE           1,180,000
  MORGAN STANLEY          COM             617446448  8,880     300,000  SH        SOLE             300,000
  NEWELL RUBBERMAID INC   COM             651229106  6,004     400,000  SH        SOLE             400,000
  NORTHEAST UTILITIES     COM             664397106  9,027     350,000  SH        SOLE             350,000
  NORTHWEST NATURAL GAS   COM             667655104  9,008     200,000  SH        SOLE             200,000
  ORACLE CORP.            COM             68389X105  26,994   1,100,000 SH        SOLE           1,100,000
  OSHKOSH CORP.           COM             688239201  14,071    380,000  SH        SOLE             380,000
  PEPSICO, INC.           COM             713448108  21,888    360,000  SH        SOLE             360,000
  PETROLEUM & RESOURCES   COM             716549100  51,914   2,186,774 SH        SOLE           2,186,774
  PFIZER INC              COM             717081103  18,465   1,015,125 SH        SOLE           1,015,125
  PNC FINL SVCS GROUP     COM             693475105  14,253    270,000  SH        SOLE             270,000
  POTASH CORP SASK INC    COM             73755L107  5,859      54,000  SH        SOLE              54,000
  PROCTER & GAMBLE CO.    COM             742718109  19,098    315,000  SH        SOLE             315,000
  PRUDENTIAL FINANCIAL    COM             744320102  15,426    310,000  SH        SOLE             310,000
  QUALCOMM INC.           COM             747525103  11,565    250,000  SH        SOLE             250,000
  RYLAND GROUP INC.       COM             783764103  6,767     343,500  SH        SOLE             343,500
  SAFEWAY INC.            COM             786514208  8,303     390,000  SH        SOLE             390,000
  SENOMYX, INC.           COM             81724Q107  4,842    1,284,400 SH        SOLE           1,284,400
  SPECTRA ENERGY CORP.    COM             847560109  8,323     405,780  SH        SOLE             405,780
  SPIRIT AEROSYSTEMS HLDG COM CL A        848574109  14,299    720,000  SH        SOLE             720,000
  STATE STREET CORP.      COM             857477103  10,014    230,000  SH        SOLE             230,000
  TARGET CORP.            COM             87612E106  15,478    320,000  SH        SOLE             320,000
  TATA MTRS LTD.          SPON ADR        876568502  16,860   1,000,000 SH        SOLE           1,000,000
  TEVA PHARMACEUTICAL INDSADR             881624209  18,539    330,000  SH        SOLE             330,000
  TRANSOCEAN LTD.         REG SHS         H8817H100  13,248    160,000  SH        SOLE             160,000
  UNILEVER PLC ADR        SPON ADR NEW    904767704  23,009    721,300  SH        SOLE             721,300
  UNITED TECHNOLOGIES CORPCOM             913017109  20,823    300,000  SH        SOLE             300,000
  UNITEDHEALTH GROUP IN   COM             91324P102  4,267     140,000  SH        SOLE             140,000
  VISA INC.               COM CL A        92826C839  16,617    190,000  SH        SOLE             190,000
  WALT DISNEY CO.         COM             254687106  15,480    480,000  SH        SOLE             480,000
  WELLS FARGO & CO.       COM             949746101  11,471    425,000  SH        SOLE             425,000
  WGL HOLDINGS INC.       COM             92924F106  8,002     238,600  SH        SOLE             238,600
  ZIMMER HOLDINGS, INC.   COM             98956P102  8,866     150,000  SH        SOLE             150,000
                                                     996,944